UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 6318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

CONSULTING GROUP

CAPITAL MARKETS FUNDS

Multi-Strategy Market Neutral Investments

FORM N-Q

DECEMBER 31, 2004

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

Schedule of Investments (unaudited)	December 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK (a) - 49.9%
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 1.0%
2,500	American Axle & Manufacturing Holdings, Inc.	$76,650
17,450	Autoliv, Inc.	842,835
5,670	Cooper Tire & Rubber Co.	122,188
8,920	Dana Corp.	154,584
11,400	The Goodyear Tire & Rubber Co. (b)	167,124
1,600	Lear Corp.	97,616
2,490	Tenneco Automotive Inc. (b)	42,928
4,500	TRW Automotive Holdings Corp. (b)	93,150

		1,597,075

Automobiles - 0.7%
18,985	Ford Motor Co.	277,940
4,200	General Motors Corp.	168,252
11,050	Harley-Davidson, Inc.	671,287

		1,117,479

Distributors - 0.1%
2,775	WESCO International, Inc. (b)	82,251

Hotels, Restaurants & Leisure - 1.3%
2,850	California Pizza Kitchen, Inc. (b)	65,550
3,800	Carnival Corp.	218,994
3,380	CKE Restaurants, Inc. (b)	49,044
7,295	Darden Restaurants, Inc.	202,363
1,500	Harrah’s Entertainment, Inc.	100,335
7,625	Hilton Hotels Corp.	173,392
1,060	Jack in the Box Inc. (b)	39,082
1,200	Mandalay Resort Group	84,516
4,895	McDonald’s Corp.	156,934
4,550	Penn National Gaming, Inc. (b)	275,502
8,110	Six Flags, Inc. (b)	43,551
2,585	Sonic Corp. (b)	78,842
11,000	Wendy’s International, Inc.	431,860
1,970	Yum! Brands, Inc.	92,945

		2,012,910

Household Durables - 2.2%
20,350	American Greetings Corp., Class A Shares	515,872
6,500	The Black & Decker Corp.	574,145
2,600	Centex Corp.	154,908
12,550	D.R. Horton, Inc.	505,890
3,655	Ethan Allen Interiors Inc.	146,273
2,000	KB HOME	208,800
545	M.D.C. Holdings, Inc.	47,110
1,605	Maytag Corp.	33,865
5,960	Newell Rubbermaid Inc.	144,172
200	NVR, Inc. (b)	153,880

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Household Durables - 2.2% (continued)
1,135	The Ryland Group, Inc.	$65,308
3,690	Snap-on Inc.	126,788
700	Standard Pacific Corp.	44,898
5,360	The Stanley Works	262,586
4,200	Tempur-Pedic International Inc. (b)	89,040
1,565	Toll Brothers, Inc. (b)	107,375
450	The Toro Co.	36,607
6,900	Tupperware Corp.	142,968
1,400	Whirlpool Corp.	96,894

		3,457,379

Leisure Equipment & Products - 0.4%
2,700	Brunswick Corp.	133,650
3,565	JAKKS Pacific, Inc. (b)	78,822
12,745	Marvel Enterprises, Inc. (b)	261,018
2,095	Polaris Industries Inc.	142,502

		615,992

Media - 1.7%
1,645	Belo Corp., Class A Shares	43,165
14,065	Charter Communications, Inc., Class A Shares (b)	31,506
17,900	Clear Channel Communications, Inc.	599,471
2,975	Cox Radio, Inc., Class A Shares (b)	49,028
1,900	The E.W. Scripps Co., Class A Shares	91,732
2,140	Emmis Communications Corp., Class A Shares (b)	41,067
1,115	Entercom Communications Corp. (b)	40,017
15,400	Gemstar-TV Guide International, Inc. (b)	91,168
3,400	Hearst-Argyle Television, Inc.	89,692
4,200	John Wiley & Sons, Inc., Class A Shares	146,328
1,835	The McGraw-Hill Cos., Inc.	167,976
2,100	Meredith Corp.	113,820
1,825	Pixar (b)	156,238
1,400	R.H. Donnelley Corp. (b)	82,670
2,895	Radio One, Inc., Class D Shares (b)	46,667
7,120	Sinclair Broadcast Group, Inc., Class A Shares	65,575
19,770	Time Warner Inc. (b)	384,329
11,600	The Walt Disney Co.	322,480

		2,562,929

Multiline Retail - 1.1%
14,185	BJ’s Wholesale Club, Inc. (b)	413,209
7,500	Costco Wholesale Corp.	363,075
3,385	Federated Department Stores, Inc.	195,619
3,290	J.C. Penney Co., Inc.	136,206
3,900	Kmart Holding Corp. (b)	385,905
3,080	Nordstrom, Inc.	143,928
500	Sears, Roebuck and Co.	25,515

		1,663,457

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Specialty Retail - 2.5%
8,415	Abercrombie & Fitch Co., Class A Shares	$395,084
2,025	Advance Auto Parts, Inc. (b)	88,452
7,690	Aeropostale, Inc. (b)	226,317
2,100	American Eagle Outfitters, Inc.	98,910
10,160	Barnes & Noble, Inc. (b)	327,863
1,640	Best Buy Co., Inc.	97,449
18,550	Borders Group, Inc.	471,170
5,830	Casual Male Retail Group Inc. (b)	31,774
9,345	Charming Shoppes, Inc. (b)	87,563
4,800	Circuit City Stores, Inc.	75,072
12,015	Claire’s Stores, Inc.	255,319
4,005	The Dress Barn, Inc. (b)	70,488
10,735	The Gap, Inc.	226,723
4,095	The Gymboree Corp. (b)	52,498
2,650	The Men’s Wearhouse, Inc. (b)	84,694
6,410	Michaels Stores, Inc.	192,108
4,005	Movie Gallery, Inc.	76,375
5,340	Pacific Sunwear of California, Inc. (b)	118,868
3,650	PETCO Animal Supplies, Inc. (b)	144,102
1,100	Regis Corp.	50,765
3,250	Rent-A-Center, Inc. (b)	86,125
8,050	Staples, Inc.	271,366
15,485	Toys “R” Us, Inc. (b)	316,978
2,000	Urban Outfitters, Inc. (b)	88,800

		3,934,863

Textiles & Apparel - 0.3%
1,700	Jones Apparel Group, Inc.	62,169
1,960	Kellwood Co.	67,620
2,585	K-Swiss Inc., Class A Shares	75,275
665	NIKE, Inc., Class B Shares	60,309
580	The Timberland Co., Class A Shares (b)	36,349
10,140	Tommy Hilfiger Corp. (b)	114,379
1,100	V. F. Corp.	60,918
1,560	Wolverine World Wide, Inc.	49,015

		526,034

	TOTAL CONSUMER DISCRETIONARY	17,570,369

CONSUMER STAPLES - 2.8%
Beverages - 1.3%
2,215	Adolph Coors Co., Class B Shares	167,609
1,095	Brown-Forman Corp., Class B Shares	53,305
1,540	The Coca-Cola Co.	64,110
7,785	Coca-Cola Enterprises Inc.	162,317
25,115	The Pepsi Bottling Group, Inc.	679,110

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Beverages - 1.3% (continued)
30,300	PepsiAmericas, Inc.	$643,572
3,380	PepsiCo, Inc.	176,436

		1,946,459

Food & Drug Retailing - 0.5%
9,250	7-Eleven, Inc. (b)	221,538
6,900	Albertson’s, Inc.	164,772
29,375	Rite Aid Corp. (b)	107,513
6,285	SUPERVALU INC.	216,958
965	Walgreen Co.	37,027

		747,808

Food Products - 0.7%
7,530	Archer-Daniels-Midland Co.	167,994
1,480	Chiquita Brands International, Inc.	32,649
4,545	ConAgra Foods, Inc.	133,850
1,800	Corn Products International, Inc.	96,408
3,850	Kellogg Co.	171,941
5,220	Pilgrim’s Pride Corp.	160,150
8,390	Sara Lee Corp.	202,535
3,235	Smithfield Foods, Inc. (b)	95,724
5,100	Tyson Foods, Inc., Class A Shares	93,840

		1,155,091

Personal Products - 0.2%
1,680	Alberto-Culver Co.	81,598
2,140	The Estee Lauder Cos. Inc., Class A Shares	97,948
3,160	The Gillette Co.	141,505
1,595	Nu Skin Enterprises, Inc., Class A Shares	40,481

		361,532

Tobacco - 0.1%
3,000	Loews Corp. - Carolina Group	86,850

	TOTAL CONSUMER STAPLES	4,297,740

ENERGY - 3.4%
Energy Equipment & Services - 0.6%
1,595	Baker Hughes Inc.	68,059
3,000	BJ Services Co.	139,620
1,690	Cooper Cameron Corp. (b)	90,939
3,960	Grant Prideco, Inc. (b)	79,398
3,960	Halliburton Co.	155,390
1,620	Precision Drilling Corp. (b)	101,736
2,890	Schlumberger Ltd.	193,485
3,185	Universal Compression Holdings, Inc. (b)	111,188

		939,815

Oil & Gas - 2.8%
1,300	Amerada Hess Corp.	107,094
8,000	Anadarko Petroleum Corp.	518,480
1,700	Ashland Inc.	99,246

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Oil & Gas - 2.8% (continued)
4,580	Burlington Resources Inc.	$199,230
36,500	Chesapeake Energy Corp.	602,250
6,495	ChevronTexaco Corp.	341,052
5,080	ConocoPhillips	441,096
7,805	Devon Energy Corp.	303,771
1,700	Exxon Mobil Corp.	87,142
1,510	The Houston Exploration Co. (b)	85,028
8,885	Marathon Oil Corp.	334,165
1,205	Murphy Oil Corp.	96,942
2,060	Noble Energy, Inc.	127,020
1,740	Occidental Petroleum Corp.	101,546
1,090	Petroleum Development Corp. (b)	42,041
2,000	Premcor Inc.	84,340
2,200	Sunoco, Inc.	179,762
5,995	Tesoro Corp. (b)	191,001
7,760	Valero Energy Corp.	352,304

		4,293,510

	TOTAL ENERGY	5,233,325

FINANCIALS - 7.9%
Banks - 2.4%
550	Accredited Home Lenders Holding Co. (b)	27,324
2,225	Associated Banc-Corp.	73,892
7,015	Bank of America Corp.	329,635
1,870	The Bank of New York Co., Inc.	62,495
3,115	BankUnited Financial Corp., Class A Shares (b)	99,524
3,700	The Colonial BancGroup, Inc.	78,551
2,405	Commerce Bancorp, Inc.	154,882
1,900	First Bancorp.	120,669
10,500	First Horizon National Corp.	452,655
1,370	Greater Bay Bancorp	38,196
4,410	Huntington Bancshares Inc.	109,280
9,060	National City Corp.	340,203
4,200	New York Community Bancorp, Inc.	86,394
3,570	Northern Trust Corp.	173,431
12,200	Popular, Inc.	351,726
2,300	R&G Financial Corp., Class B Shares	89,424
6,292	SunTrust Banks, Inc.	464,853
5,250	U.S. Bancorp	164,430
2,025	Webster Financial Corp.	102,546
1,510	Wells Fargo & Co.	93,846
2,000	Westcorp	91,860
2,910	Zions Bancorp.	197,967

		3,703,783

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Diversified Financials - 2.3%
2,935	A.G. Edwards, Inc.	$126,821
1,870	Affiliated Managers Group, Inc. (b)	126,674
2,700	American Capital Strategies, Ltd.	90,045
2,800	American Express Co.	157,836
4,515	AmeriCredit Corp. (b)	110,392
6,805	Ameritrade Holding Corp. (b)	96,767
1,100	The Bear Stearns Cos. Inc.	112,541
3,070	Capital One Financial Corp.	258,525
2,500	CIT Group Inc.	114,550
9,128	Countrywide Financial Corp.	337,827
3,890	Doral Financial Corp.	191,582
12,000	E*TRADE Financial Corp. (b)	179,400
5,000	Friedman, Billings, Ramsey Group, Inc., Class A Shares	96,950
5,750	The Goldman Sachs Group, Inc.	598,230
5,800	Janus Capital Group Inc.	97,498
2,000	JPMorgan Chase & Co.	78,020
5,610	Knight Trading Group, Inc., Class A Shares (b)	61,430
3,475	Legg Mason, Inc.	254,578
1,995	Lehman Brothers Holdings Inc.	174,523
6,120	MBNA Corp.	172,523
1,800	WFS Financial Inc. (b)	91,404

		3,528,116

Insurance - 2.3%
2,700	ACE Ltd.	115,425
2,800	American Financial Group, Inc.	87,668
11,180	Cincinnati Financial Corp.	494,827
1,400	The Commerce Group, Inc.	85,456
4,700	Conseco, Inc. (b)	93,765
1,245	Everest Re Group, Ltd.	111,502
9,402	Fidelity National Financial, Inc.	429,389
12,100	First American Corp.	425,194
3,700	Fremont General Corp.	93,166
1,110	The Hartford Financial Services Group, Inc.	76,934
2,000	Jefferson-Pilot Corp.	103,920
5,705	Lincoln National Corp.	266,309
1,425	MBIA Inc.	90,174
3,780	MetLife, Inc.	153,128
1,600	Nationwide Financial Services, Inc., Class A Shares	61,168
2,800	Odyssey Re Holdings Corp.	70,588
5,800	Protective Life Corp.	247,602
1,850	Prudential Financial, Inc.	101,676
1,700	Reinsurance Group of America, Inc.	82,365
2,490	SAFECO Corp.	130,078

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Insurance - 2.3% (continued)
2,050	W. R. Berkley Corp.	$96,698
3,040	Willis Group Holdings Ltd.	125,157

		3,542,189

Real Estate - 0.9%
2,115	AMB Property Corp.	85,425
4,900	Annaly Mortgage Management Inc.	96,138
3,400	Archstone-Smith Trust	130,220
3,285	Bluegreen Corp. (b)	65,142
3,200	Catellus Development Corp.	97,920
1,500	CBL & Associates Properties, Inc.	114,525
2,000	Cousins Properties, Inc.	60,540
3,000	Impac Mortgage Holdings, Inc.	68,010
2,850	New Century Financial Corp.	182,143
2,490	Plum Creek Timber Co., Inc.	95,715
2,490	Simon Property Group, Inc.	161,028
100	SL Green Realty Corp.	6,055
3,200	Thornburg Mortgage, Inc.	92,672
6,320	Trizec Properties, Inc.	119,574
3,200	Ventas, Inc.	87,712

		1,462,819

	TOTAL FINANCIALS	12,236,907

HEALTHCARE - 5.5%
Biotechnology - 0.6%
2,600	Biogen Idec Inc. (b)	173,186
4,800	Cephalon, Inc. (b)	244,224
3,375	Charles River Laboratories International, Inc. (b)	155,284
3,200	Gilead Sciences, Inc. (b)	111,968
2,760	Human Genome Sciences, Inc. (b)	33,175
3,500	Invitrogen Corp. (b)	234,955

		952,792

Healthcare Equipment & Supplies - 1.5%
2,270	Alcon, Inc.	182,962
19,930	Applera Corp. - Applied Biosystems Group	416,736
6,045	Bausch & Lomb Inc.	389,661
4,600	Becton, Dickinson and Co.	261,280
1,200	The Cooper Cos., Inc.	84,708
1,700	Dade Behring Holdings Inc. (b)	95,200
2,405	DENTSPLY International Inc.	135,161
2,140	Edwards Lifesciences Corp. (b)	88,296
4,695	IMS Health Inc.	108,971
1,960	Kyphon Inc. (b)	50,490
1,605	Medtronic, Inc.	79,720
1,700	Millipore Corp. (b)	84,677

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Healthcare Equipment & Supplies - 1.5% (continued)
4,985	Varian Medical Systems, Inc. (b)	$215,551
2,400	Wright Medical Group, Inc. (b)	68,400

		2,261,813

Healthcare Providers & Services - 2.1%
1,100	Aetna Inc.	137,225
1,335	Amedisys, Inc. (b)	43,241
13,590	AmerisourceBergen Corp.	797,461
2,670	CIGNA Corp.	217,792
3,600	Coventry Health Care, Inc. (b)	191,088
2,695	DaVita, Inc. (b)	106,533
1,935	Express Scripts, Inc. (b)	147,911
21,395	Humana Inc. (b)	635,218
3,180	Laboratory Corp. of America Holdings (b)	158,428
5,800	LifePoint Hospitals, Inc. (b)	201,956
11,400	McKesson Corp.	358,644
1,870	Pediatrix Medical Group, Inc. (b)	119,774
2,105	Sierra Health Services, Inc. (b)	116,007
1,690	United Surgical Partners International, Inc. (b)	70,473

		3,301,751

Pharmaceuticals - 1.3%
1,335	Allergan, Inc.	108,228
8,865	Alpharma Inc., Class A Shares	150,262
1,380	Barr Pharmaceuticals Inc. (b)	62,845
2,935	Forest Laboratories, Inc. (b)	131,664
1,200	Hospira, Inc. (b)	40,200
12,400	Johnson & Johnson	786,408
3,470	Medicis Pharmaceutical Corp., Class A Shares	121,832
6,100	Merck & Co. Inc.	196,054
17,700	Perrigo Co.	305,679
3,830	Pfizer Inc.	102,989
1,740	Watson Pharmaceuticals, Inc. (b)	57,089

		2,063,250

	TOTAL HEALTHCARE	8,579,606

INDUSTRIALS - 5.8%
Aerospace & Defense - 0.4%
1,100	BE Aerospace, Inc. (b)	12,804
2,650	The Boeing Co.	137,190
2,850	GenCorp Inc.	52,924
1,170	General Dynamics Corp.	122,382
900	Innovative Solutions and Support, Inc. (b)	30,024
7,270	Orbital Sciences Corp. (b)	86,004
2,300	United Defense Industries, Inc. (b)	108,675

		550,003

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Air Freight & Couriers - 0.2%
975	CNF Inc.	$48,848
2,200	Ryder System, Inc.	105,094
915	United Parcel Service, Inc., Class B Shares	78,196

		232,138

Airlines - 0.2%
4,210	Alaska Air Group, Inc. (b)	140,993
6,900	AMR Corp. (b)	75,555
7,120	Continental Airlines, Inc., Class B Shares (b)	96,405
4,185	ExpressJet Holdings, Inc. (b)	53,903

		366,856

Building Products - 0.2%
2,850	Crane Co.	82,194
6,815	Masco Corp.	248,952

		331,146

Commercial Services & Supplies - 1.8%
1,900	Alliance Data Systems Corp. (b)	90,212
4,505	The Brink’s Co.	178,038
24,500	Cendant Corp.	572,810
2,715	Cintas Corp.	119,080
6,300	Convergys Corp. (b)	94,437
2,100	Deluxe Corp.	78,393
400	DST Systems, Inc. (b)	20,848
2,710	The Dun & Bradstreet Corp. (b)	161,651
1,000	Equifax Inc.	28,100
1,885	Headwaters Inc. (b)	53,722
3,100	Republic Services, Inc.	103,974
3,700	Robert Half International Inc.	108,891
28,030	Sabre Holdings Corp., Class A Shares	621,145
13,900	Sotheby’s Holdings, Inc., Class A Shares (b)	252,424
6,500	Waste Management, Inc.	194,610
3,300	West Corp. (b)	109,263

		2,787,598

Electrical Equipment - 0.4%
2,600	AMETEK, Inc.	92,742
1,495	Belden CDT Inc.	34,684
2,325	Cooper Industries, Ltd., Class A Shares	157,844
4,800	Energizer Holdings, Inc. (b)	238,512
2,030	Rayovac Corp. (b)	62,037
1,605	Thomas & Betts Corp. (b)	49,354

		635,173

Industrial Conglomerates - 0.2%
1,700	3M Co.	139,519
4,355	Tyco International Ltd.	155,648

		295,167

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Machinery - 1.1%
3,650	AGCO Corp. (b)	$79,898
1,400	Cummins Inc.	117,306
900	Danaher Corp.	51,669
6,450	Deere & Co.	479,880
2,640	Dover Corp.	110,722
2,590	Graco Inc.	96,736
1,915	Ingersoll-Rand Co., Class A Shares	153,774
1,545	Kennametal Inc.	76,895
1,760	PACCAR Inc.	141,645
2,035	Parker Hannifin Corp.	154,131
4,615	SPX Corp.	184,877
965	Terex Corp. (b)	45,982
2,700	Wabash National Corp. (b)	72,711

		1,766,226

Marine - 0.3%
9,300	Overseas Shipholding Group, Inc.	513,360

Road & Rail - 0.7%
3,000	Burlington Northern Santa Fe Corp.	141,930
4,095	Heartland Express, Inc.	92,015
4,560	J.B. Hunt Transport Services, Inc.	204,516
4,800	Laidlaw International Inc. (b)	102,720
8,545	Norfolk Southern Corp.	309,244
7,100	Swift Transportation Co., Inc. (b)	152,508

		1,002,933

Trading Companies & Distributors - 0.3%
1,510	MSC Industrial Direct Co., Inc., Class A Shares	54,330
6,815	W.W. Grainger, Inc.	454,015

		508,345

	TOTAL INDUSTRIALS	8,988,945

INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 0.8%
5,115	Alcatel SA, Sponsored ADR (b)	79,947
800	Avaya Inc. (b)	13,760
9,555	Harris Corp.	590,403
35,000	Lucent Technologies Inc. (b)	131,600
9,600	Motorola, Inc.	165,120
4,925	Nokia Oyj, Sponsored ADR	77,175
2,000	Plantronics, Inc.	82,940
12,105	Tellabs, Inc. (b)	103,982

		1,244,927

Computers & Peripherals - 0.5%
800	Apple Computer, Inc. (b)	51,520
1,400	International Business Machines Corp.	138,012
4,400	NCR Corp. (b)	304,612

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Computers & Peripherals - 0.5% (continued)
4,960	Storage Technology Corp. (b)	$156,786
8,000	Western Digital Corp. (b)	86,720

		737,650

Electronic Equipment & Instruments - 1.6%
4,245	Amphenol Corp., Class A Shares (b)	155,961
5,560	Arrow Electronics, Inc. (b)	135,108
6,290	AVX Corp.	79,254
700	FLIR Systems, Inc. (b)	44,653
39,200	Ingram Micro Inc., Class A Shares (b)	815,360
16,800	PerkinElmer, Inc.	377,832
6,275	Sanmina-SCI Corp. (b)	53,149
2,300	Tech Data Corp. (b)	104,420
15,470	Tektronix, Inc.	467,349
1,545	Thermo Electron Corp. (b)	46,644
8,230	Vishay Intertechnology, Inc. (b)	123,615

		2,403,345

Internet Software & Services - 0.2%
4,055	Check Point Software Technologies Ltd. (b)	99,875
5,320	McAfee Inc. (b)	153,908
2,225	Sohu.com Inc. (b)	39,405
900	Yahoo! Inc. (b)	33,912

		327,100

Information Technology Consulting & Services - 0.7%
24,100	Acxiom Corp.	633,830
1,400	Affiliated Computer Services, Inc., Class A Shares (b)	84,266
3,115	Computer Sciences Corp. (b)	175,593
5,000	Perot Systems Corp., Class A Shares (b)	80,150
2,895	SunGard Data Systems Inc. (b)	82,015
8,600	Unisys Corp. (b)	87,548

		1,143,402

Office Electronics - 0.1%
11,310	Xerox Corp. (b)	192,383

Semiconductor Equipment & Products - 1.3%
5,600	Advanced Micro Devices, Inc. (b)	123,312
1,160	Cabot Microelectronics Corp. (b)	46,458
15,100	Cree, Inc. (b)	605,208
1,170	Freescale Semiconductor Inc., Class B Shares (b)	21,481
9,500	Intel Corp.	222,205
1,715	International Rectifier Corp. (b)	76,438
1,510	Maxim Integrated Products, Inc.	64,009
9,400	MEMC Electronic Materials, Inc. (b)	124,550
23,600	Micrel, Inc. (b)	260,072
3,000	Microchip Technology Inc.	79,980
4,300	Micron Technology, Inc. (b)	53,105
10,700	National Semiconductor Corp.	192,065

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Semiconductor Equipment & Products - 1.3% (continued)
3,985	OmniVision Technologies, Inc. (b)	$73,125
8,700	PMC-Sierra, Inc. (b)	97,875

		2,039,883

Software - 1.1%
33,300	Activision, Inc. (b)	671,994
1,205	Adobe Systems Inc.	75,602
3,000	Amdocs Ltd. (b)	78,750
3,900	Autodesk, Inc.	148,005
6,855	BEA Systems, Inc. (b)	60,735
4,635	BMC Software, Inc. (b)	86,211
1,930	Cognex Corp.	53,847
2,315	Cognos, Inc. (b)	101,999
9	Computer Associates International, Inc.	280
2,745	Hyperion Solutions Corp. (b)	127,972
300	Macromedia, Inc. (b)	9,336
3,380	Magma Design Automation, Inc. (b)	42,453
4,800	Symantec Corp. (b)	123,648
5,215	TIBCO Software Inc. (b)	69,568
4,500	Wind River Systems, Inc. (b)	60,975

		1,711,375

	TOTAL INFORMATION TECHNOLOGY	9,800,065

MATERIALS - 3.7%
Chemicals - 0.9%
3,470	Eastman Chemical Co.	200,323
1,700	FMC Corp. (b)	82,110
1,570	Georgia Gulf Corp.	78,186
800	Kronos Worldwide, Inc.	32,600
2,405	Monsanto Co.	133,598
1,825	PPG Industries, Inc.	124,392
3,180	Rohm and Haas Co.	140,651
9,965	Sigma-Aldrich Corp.	602,484
2,700	Valhi, Inc.	43,443

		1,437,787

Construction Materials - 0.0%
665	Vulcan Materials Co.	36,316

Containers & Packaging - 0.5%
6,395	Ball Corp.	281,252
7,900	Bemis Co., Inc.	229,811
3,300	Crown Holdings, Inc. (b)	45,342
2,800	Owens-Illinois, Inc. (b)	63,420
1,925	Temple-Inland Inc.	131,670

		751,495

Metals & Mining - 1.5%
870	Carpenter Technology Corp.	50,860
2,225	Inco Ltd. (b)	81,835

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Metals & Mining - 1.5% (continued)
2,625	Newmont Mining Corp.	$116,576
9,900	Nucor Corp.	518,166
1,975	Phelps Dodge Corp.	195,367
1,800	Southern Peru Copper Corp.	84,978
2,200	Steel Dynamics, Inc.	83,336
13,090	United States Steel Corp.	670,862
27,800	Worthington Industries, Inc.	544,324

		2,346,304

Paper & Forest Products - 0.8%
4,870	Georgia-Pacific Corp.	182,528
19,300	Louisiana-Pacific Corp.	516,082
2,850	MeadWestvaco Corp.	96,586
23	Neenah Paper, Inc.	750
3,235	Potlatch Corp.	163,626
400	Rayonier Inc.	19,564
3,415	Weyerhaeuser Co.	229,556

		1,208,692

	TOTAL MATERIALS	5,780,594

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
3,350	ALLTEL Corp.	196,846
6,900	AT&T Corp.	131,514
1,800	CenturyTel, Inc.	63,846
3,385	MCI Inc.	68,242
5,300	Verizon Communications Inc.	214,703

		675,151

Wireless Telecommunication Services - 0.6%
1,800	Crown Castle International Corp. (b)	29,952
7,000	Nextel Communications, Inc., Class A Shares (b)	210,000
32,100	Nextel Partners, Inc., Class A Shares (b)	627,234
1,900	United States Cellular Corp. (b)	85,044

		952,230

	TOTAL TELECOMMUNICATION SERVICES	1,627,381

UTILITIES - 2.2%
Electric Utilities - 1.2%
4,540	American Electric Power Co., Inc.	155,904
7,900	CenterPoint Energy, Inc.	89,270
2,270	Constellation Energy Group	99,222
14,400	DPL Inc.	361,584
8,000	Edison International	256,240
2,060	Exelon Corp.	90,784
3,805	FirstEnergy Corp.	150,336
3,400	OGE Energy Corp.	90,134
3,500	PG&E Corp. (b)	116,480
4,140	Pinnacle West Capital Corp.	183,857

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Electric Utilities - 1.2% (continued)
1,900	Reliant Energy Inc. (b)	$25,935
3,080	TXU Corp.	198,845
2,405	Wisconsin Energy Corp.	81,073

		1,899,664

Gas Utilities - 0.9%
1,955	KeySpan Corp.	77,125
19,000	National Fuel Gas Co.	538,460
11,600	ONEOK, Inc.	329,672
2,700	Sempra Energy	99,036
2,935	Southwestern Energy Co. (b)	148,775
4,300	WGL Holdings Inc.	132,612

		1,325,680

Multi-Utilities - 0.1%
3,115	Duke Energy Corp.	78,903
10,235	Dynegy Inc., Class A Shares (b)	47,286
5,050	The Williams Cos., Inc.	82,264

		208,453

	TOTAL UTILITIES	3,433,797

	TOTAL COMMON STOCK
	(Cost — $67,624,218)	77,548,729

PREFERRED STOCK (a) - 7.0%
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 2.1%
48,928	Ford Motor Co. Capital Trust II, 6.500%	2,582,909
26,673	General Motors Corp., 5.250% Sr. Series B Cumulative Trust Preferred Securities	615,346

		3,198,255

Media - 0.0%
132	Sinclair Broadcast Group Inc., 6.000% Exchangeable 12/31/49	5,741

	TOTAL CONSUMER DISCRETIONARY	3,203,996

CONSUMER STAPLES - 0.4%
Food & Drug Retailing - 0.4%
26,551	Albertson’s Inc., 7.250% HITSTM	674,395

ENERGY - 0.2%
Oil & Gas - 0.2%
2,848	Chesapeake Energy Corp., 5.000% Cumulative	344,964

FINANCIALS - 1.6%
Banks - 0.5%
1,666	Boston Private Capital Trust, 4.875% Exchangeable 10/1/34 (c)	93,088
12,200	IndyMac Capital Trust I, 6.000% WIRESSM	721,020

		814,108

Diversified Financials - 0.1%
4,224	Lehman Brothers Holdings Inc., 6.250% Exchangeable 10/15/07	114,048

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Insurance - 1.0%
31,800	Conseco Inc., 5.500% Mandatory Convertible Series B	$842,700
19,500	Phoenix Cos. Inc., 7.000% Stock Purchase Contracts	692,250

		1,534,950

	TOTAL FINANCIALS	2,463,106

HEALTHCARE - 0.3%
Pharmaceuticals - 0.3%
9,459	Schering-Plough Corp., 6.000% Mandatory Convertible	530,650

INDUSTRIALS - 1.6%
Aerospace/Defense - 1.0%
12,400	Northrop Grumman Corp., 7.000% Exchangeable 4/4/21	1,636,924

Electrical Components & Equipment - 0.3%
5,339	General Cable Corp., 5.750% Exchangeable 11/24/13	423,783

Road & Retail - 0.3%
669	Kansas City Southern, 4.250% Redeemable Cumulative Perpetual Series C	440,118

	TOTAL INDUSTRIALS	2,500,825

MATERIALS - 0.4%
Chemicals - 0.2%
256	Terra Industries Inc., 4.250% Exchangeable 12/31/49 (c)	290,560

Metals & Mining - 0.2%
337	Freeport-McMoRan Copper & Gold Inc., 5.500% Perpetual (c)	330,260

	TOTAL MATERIALS	620,820

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
5,244	Alltel Corp., 7.750% Equity units 5/17/05	277,355

UTILITIES - 0.2%
Multi-Utilities - 0.2%
2,964	Williams Cos., Inc., 5.500% Jr. Subordinate	248,976

	TOTAL PREFERRED STOCK
	(Cost — $10,302,910)	10,865,087

FACE AMOUNT
CORPORATE CONVERTIBLE BONDS & NOTES (a) - 45.0%
Advertising - 1.1%
$269,000	Getty Images Inc., Sub. Debentures, Series B, 0.500% due 6/9/23	412,579
1,200,000	Lamar Advertising Co., Sr. Notes, 2.875% due 12/31/10	1,330,500

		1,743,079

Aerospace/Defense - 2.1%
1,600,000	Alliant Techsystems Inc., Sr. Sub. Notes, 2.750% due 2/15/24	1,702,000
1,200,000	EDO Corp., Sub. Notes, 5.250% due 4/15/07	1,314,000
217,000	GenCorp Inc., Sub. Notes, 4.000% due 1/16/24	288,881

		3,304,881

Airlines - 1.5%
138,000	Airtran Holdings Inc., Sr. Notes, 7.000% due 7/1/23	187,335
118,000	Alaska Air Group Inc., Sr. Notes, 5.020% due 3/21/23 (d)	164,008

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	SECURITY	VALUE
Airlines - 1.5% (continued)
	AMR Corp.:
400,000	4.250% due 9/23/23 (c)	$358,000
800,000	4.500% due 2/15/24	642,000
835,000	ExpressJet Holdings Inc., 4.250% due 8/1/23	856,919
212,000	Mesa Air Group Inc., Sr. Notes, (2.483% until 6/16/08, zero coupon thereafter), due 6/16/23 (d)	85,595

		2,293,857

Apparel - 0.6%
850,000	Kellwood Co., Debentures, 3.500% due 6/15/34 (c) (d)	857,437

Auto Parts & Equipment - 1.5%
1,572,000	Goodyear Tire & Rubber Co., Sr. Notes, 4.000% due 6/15/34 (c)	2,271,540

Biotechnology - 2.5%
350,000	Affymetrix Inc., Sr. Notes, 0.750% due 12/15/33	468,125
129,000	Cell Genesys Inc., Sr. Notes, 3.125% due 11/1/11 (c)	151,414
308,000	Chiron Corp., Sr. Notes, 2.750% due 6/30/34 (c)	300,685
	CuraGen Corp., Sub. Notes:
43,000	4.000% due 2/15/11	42,409
250,000	4.000% due 2/15/11 (c)	246,562
	deCODE genetics Inc., Sr. Notes:
17,000	3.500% due 4/15/11	15,619
90,000	3.500% due 4/15/11 (c)	82,687
99,000	Human Genome Sciences Inc., Sub. Notes, 2.250% due 10/15/11 (c)	104,569
1,269,000	Invitrogen Corp., Sr. Notes, 1.500% due 2/15/24	1,196,033
841,000	Protein Design Labs Inc., Sub. Notes, 2.750% due 8/16/23	1,068,070
83,000	Serologicals Corp., Sr. Sub. Notes, 4.750% due 8/15/33	139,959

		3,816,132

Building Materials - 0.1%
58,000	NCI Building Systems Inc., Sr. Sub. Notes, 2.125% due 11/15/24 (c)	67,353

Coal - 0.3%
	Massey Energy Co., Sr. Notes:
319,000	2.250% due 4/1/24	419,086
27,000	2.250% due 4/1/24 (c)	35,471

		454,557

Commercial Services - 0.6%
65,000	BearingPoint Inc., Sub. Notes, 2.750% due 12/15/24 (c)	68,900
506,000	Quanta Services Inc., Sub. Debentures, 4.500% due 10/1/23	554,070
285,000	SFBC International Inc., Sr. Notes, 2.250% due 8/15/24 (c)	350,194

		973,164

Computers - 2.3%
	Ciber Inc., Sr. Sub. Debentures:
254,000	2.875% due 12/15/23	263,843
1,180,000	2.875% due 12/15/23 (c)	1,225,725
450,000	Gateway Inc., Sr. Notes, 1.500% due 12/31/09 (c)	460,125
288,000	Hutchinson Technology Inc., Sub. Notes, 2.250% due 3/15/10	380,520

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	SECURITY	VALUE
Computers - 2.3% (continued)
253,000	Quantum Corp., Sub. Notes, 4.375% due 8/1/10	$249,838
900,000	Radisys Corp., Sub. Notes, 1.375% due 11/15/23 (c)	965,250

		3,545,301

Distribution/Wholesale - 0.9%
1,193,000	Bell Microproducts Inc., Sub. Notes, Series B, 3.750% due 3/5/24	1,367,476

Diversified Financials - 0.7%
	AmeriCredit Corp., Bonds:
225,000	1.750% due 11/15/23	321,750
194,000	1.750% due 11/15/23 (c)	277,420
389,000	CapitalSource Inc., Sr. Notes, 3.500% due 7/15/34 (c)	409,422
38,000	Providian Financial Corp., Sr. Notes, (2.750% until 3/15/11, 1.750% thereafter), due 3/15/16 (d)	45,790

		1,054,382

Electric - 0.3%
233,000	Reliant Energy Inc., Sr. Sub. Bond, 5.000% due 8/15/10	383,867

Electrical Components & Equipment - 0.2%
119,000	GrafTech International Ltd., Sr. Notes, 1.625% due 1/15/24	110,819
164,000	Wilson Greatbatch Technologies Inc., Sub. Debentures, 2.250% due 6/15/13	148,830

		259,649

Electronics - 1.1%
1,150,000	Flextronics International Ltd., Sub. Notes, 1.000% due 8/1/10	1,325,375
	Vishay Intertechnology Inc., Sub. Notes:
259,000	3.625% due 8/1/23	291,699
125,000	3.625% due 8/1/23 (c)	140,781

		1,757,855

Entertainment - 1.1%
1,250,000	Shuffle Master Inc., Sr. Notes, 1.250% due 4/15/24 (c)	1,565,625
177,000	Six Flags Inc., Notes, 4.500% due 5/15/15	200,010

		1,765,635

Environmental Control - 0.3%
546,000	Allied Waste North America, Inc., Sr. Sub. Debentures, 4.250% due 4/15/34	487,305

Healthcare-Products - 3.5%
403,000	Advanced Medical Optics Inc., 2.500% due 7/15/24 (c)	440,277
150,000	Conmed Corp., Sr. Sub. Notes, 2.500% due 11/15/24 (c)	156,750
1,140,000	Cytyc Corp., Sr. Notes, 2.250% due 3/15/24	1,382,250
1,800,000	Henry Schein Inc., Bonds, 3.000% due 8/15/34 (c)	1,921,500
800,000	PSS World Medical Inc., Sr. Notes, 2.250% due 3/15/24	832,000
1,400,000	Thoratec Corp., Sr. Sub. Notes, (1.380% until 5/16/11, zero coupon thereafter), due 5/16/34 (c) (d)	721,000

		5,453,777

Healthcare-Services - 1.1%
276,000	Apria Healthcare Group Inc., Sr. Notes, 3.375% due 9/1/33	317,055
260,000	Beverly Enterprises Inc., Bonds, 2.750% due 11/1/33	370,175

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	SECURITY	VALUE
Healthcare-Services - 1.1% (continued)
800,000	LabOne Inc., Sr. Notes, 3.500% due 6/15/34 (c)	$881,000
110,000	Option Care Inc., Sr. Notes, 2.250% due 11/1/24 (c)	129,800

		1,698,030

Holding Companies-Diversified - 0.5%
354,000	Walter Industries Inc., Sr. Sub. Notes, 3.750% due 5/1/24 (c)	715,965

Home Builders - 0.2%
	WCI Communities Inc., Sr. Sub. Notes:
150,000	4.000% due 8/5/23	187,312
155,000	4.000% due 8/5/23 (c)	193,556

		380,868

Insurance - 0.3%
276,000	American Equity Investment Life Holding Co., Sr. Notes, 5.250% due 12/6/24 (c)	310,155
185,000	Selective Insurance Group, Sr. Notes, (1.616% until 9/24/09, zero coupon thereafter), due 9/24/32 (d)	114,006

		424,161

Internet - 1.3%
304,000	CNET Networks Inc., Debentures, 0.750% due 4/15/24	307,420
750,000	Equinix Inc., Sub. Notes, 2.500% due 2/15/24 (c)	934,687
750,000	Openwave Systems Inc., Sub. Notes, 2.750% due 9/9/08	837,188

		2,079,295

Leisure Time - 0.5%
720,000	Navigant International Inc., Sub. Notes, 4.875% due 11/1/23 (c)	725,400

Lodging - 0.9%
1,190,000	Hilton Hotels Corp., Sr. Notes, 3.375% due 4/15/23	1,429,488

Machinery-Diversified - 0.6%
850,000	AGCO Corp., Sr. Sub. Notes, 1.750% due 12/31/33	998,750

Media - 0.4%
672,000	Citadel Broadcasting Corp., Sub. Notes, 1.875% due 2/15/11	610,680

Mining - 0.9%
800,000	Freeport-McMoRan Copper & Gold Inc., Sr. Notes, 7.000% due 2/11/11	1,204,000
153,000	Inco Ltd., Sub. Debentures, 3.500% due 3/14/52	234,855

		1,438,855

Miscellaneous Manufacturers - 2.6%
	Actuant Corp., Sr. Sub. Notes:
250,000	2.000% due 11/15/23	365,313
900,000	2.000% due 11/15/23 (c)	1,315,125
250,000	Eastman Kodak Co., Sr. Notes, 3.375% due 10/15/33	314,063
725,000	Griffon Corp., Sub. Notes, 4.000% due 7/18/23	974,219
2,025,000	Roper Industries Inc., Bonds, (1.481% until 1/15/09, zero coupon thereafter), due 1/15/34 (d)	969,469
100,000	Tyco International Group SA, 3.125% due 1/15/23	168,500

		4,106,689

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	SECURITY	VALUE
Oil & Gas - 2.1%
800,000	Grey Wolf Inc., 3.750% due 5/7/23	$827,000
750,000	Halliburton Co., Sr. Notes, 3.125% due 7/15/23	926,250
1,085,000	Hanover Compressor Co., Sr. Notes, 4.750% due 1/15/14	1,377,950
109,000	McMoRan Exploration Co., Sr. Notes, 5.250% due 10/6/11 (c)	154,644

		3,285,844

Pharmaceuticals - 2.7%
54,000	Abgenix Inc., Sr. Notes, 1.750% due 12/15/11 (c)	58,657
141,000	Amylin Pharmaceuticals Inc., Sr. Notes, 2.500% due 4/15/11	145,935
80,000	BioMarin Pharmaceuticals Inc., Sub. Notes, 3.500% due 6/15/08	73,400
	First Horizon Pharmaceutical Corp., Sr. Sub. Notes:
133,000	1.750% due 3/8/24	160,930
140,000	1.750% due 3/8/24 (c)	169,400
	ImClone Systems Inc., Sr. Notes:
54,000	1.375% due 5/15/24	50,085
330,000	1.375% due 5/15/24 (c)	306,075
	IVAX Corp., Sr. Notes:
115,000	1.500% due 3/1/24	111,838
614,000	1.500% due 3/1/24 (c)	597,115
174,000	NPS Pharmaceuticals Inc., Sr. Notes, 3.000% due 6/15/08	162,038
765,000	Par Pharmaceutical Cos., Inc., Sr. Sub. Notes, 2.875% due 9/30/10	711,450
300,000	QLT Inc., Notes, 3.000% due 9/15/23	360,750
	Valeant Pharmaceuticals International, Sub. Notes:
195,000	4.000% due 11/15/13	215,231
435,000	4.000% due 11/15/13 (c)	480,131
623,000	Watson Pharmaceuticals Inc., Debentures, 1.750% due 3/15/23	644,805

		4,247,840

Pipelines - 0.7%
810,000	Dynegy Inc., Sub. Notes, 4.750% due 8/15/23 (c)	1,150,200

Retail - 2.5%
66,000	Casual Male Retail Group Inc., Sr. Sub. Notes, 5.000% due 1/1/24	59,400
	CKE Restaurants Inc., Sub. Notes:
238,000	4.000% due 10/1/23	426,318
28,000	4.000% due 10/1/23 (c)	50,155
	Dick’s Sporting Goods Inc., Sr. Notes:
262,000	1.606% until 2/18/09, zero coupon thereafter, due 2/18/24 (d)	202,068
1,758,000	1.606% until 2/18/09, zero coupon thereafter, due 2/18/24 (c) (d)	1,355,858
	Genesco Inc., Sub. Notes:
251,000	4.125% due 6/15/23	391,874
13,000	4.125% due 6/15/23 (c)	20,296
200,000	Lithia Motors Inc., Sr. Sub. Notes, 2.875% due 5/1/14 (c)	198,750
1,200,000	Men’s Wearhouse Inc., Sr. Notes, 3.125% due 10/15/23	1,240,500

		3,945,219

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	SECURITY	VALUE
Semiconductors - 1.2%
100,000	Anadigics Inc., Sr. Notes, 5.000% due 10/15/09 (c)	$108,500
198,000	Credence Systems Corp., Sub. Notes, 1.500% due 5/15/08	214,830
103,000	Kulicke & Soffa Industries Inc., Sub. Notes, 0.500% due 11/30/08	83,688
	ON Semiconductor Corp., Sr. Sub. Notes:
110,000	Zero coupon due 4/15/24	85,388
110,000	Zero coupon due 4/15/24 (c)	85,387
800,000	Skyworks Solutions Inc., Notes, 4.750% due 11/15/07	982,000
238,000	Vitesse Semiconductor Corp., Sub. Notes, 1.500% due 10/1/24 (c)	278,460

		1,838,253

Software - 1.8%
	Allscripts Healthcare Solutions Inc., Sr. Notes:
650,000	3.500% due 7/15/24	783,250
425,000	3.500% due 7/15/24 (c)	512,125
850,000	CSG Systems International, Inc., Notes, 2.500% due 6/15/24 (c)	869,125
16,000	MSC.Software Corp., Sr. Sub. Notes, 2.500% due 5/5/08	20,820
	Red Hat Inc., Sub. Debentures:
93,000	0.500% due 1/15/24	85,792
173,000	0.500% due 1/15/24 (c)	159,592
283,000	Serena Software Inc., Sub. Notes, 1.500% due 12/15/23	333,232

		2,763,936

Specialty Retail - 0.1%
160,000	Dress Barn, Sr. Notes, 2.500% due 12/15/24 (c)	174,400

Telecommunications - 3.4%
886,000	Adaptec Inc., Sr. Sub. Notes, 0.750% due 12/22/23	848,345
223,000	ADC Telecommunications Inc., Sub. Notes, 3.065% due 6/15/13 (d)	232,478
285,000	Andrew Corp., Sub. Notes, 3.250% due 8/15/13	370,144
245,000	Cable Design Technologies Corp., Sub. Debentures, 4.000% due 7/15/23	361,681
750,000	CenturyTel, Inc., Debentures, 4.750% due 8/1/32	841,875
900,000	Commonwealth Telephone Enterprises Inc., Bonds, 3.250% due 7/15/23 (c)	958,500
	CommScope Inc., Sr. Sub. Bonds:
15,000	1.000% due 3/15/24	16,106
1,127,000	1.000% due 3/15/24 (c)	1,210,116
167,000	Comtech Telecommunications Corp., Sr. Notes, (2.000% until 2/1/11, zero coupon thereafter), due 2/1/24 (d)	178,690
248,000	Powerwave Technologies Inc., Sub. Notes, 1.875% due 11/15/24 (c)	255,130

		5,273,065

Toys/Games/Hobbies - 0.2%
271,000	Jakks Pacific Inc., Sr. Notes, 4.625% due 6/15/23	361,108

Transportation - 0.3%
	CP Ships Ltd., Sr. Sub. Notes:
68,000	4.000% due 6/30/24	66,895
239,000	4.000% due 6/30/24 (c)	235,116
220,000	OMI Corp., Sr. Notes, 2.875% due 12/1/24 (c)	213,950

		515,961

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	SECURITY	VALUE
	TOTAL CORPORATE CONVERTIBLE BONDS & NOTES
	(Cost — $65,424,818)	$70,021,254

	SUB-TOTAL INVESTMENTS
	(Cost — $143,351,946)	158,435,070

REPURCHASE AGREEMENTS - 4.1%
$531,000	Goldman, Sachs & Co. dated 12/31/04, 2.240% due 1/3/05; Proceeds at maturity — $531,099; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 13.875% due 2/15/05 to 4/15/32; Market value — $541,620)	531,000
5,923,000

State Street Bank and Trust Co. dated 12/31/04, 1.400% due 1/3/05; Proceeds at maturity — $5,923,691; (Fully collateralized by U.S. Treasury Bonds, 6.625% to 8.875% due 5/15/17 to 2/15/27; Market value — $6,052,312)

		5,923,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost — $6,454,000)	6,454,000

	TOTAL INVESTMENTS — 106.0% (Cost — $149,805,946*)	164,889,070
	Liabilities in Excess of Other Assets — (6.0)%	(9,339,272)

	TOTAL NET ASSETS — 100.0%	$155,549,798

(a)	Securities have been segregated for short sale transactions.

(b)	Non-income producing security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Rate shown reflects rate in effect at December 31, 2004 on instrument with variable rate or step coupon rates.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR - American Depositary Receipt.

HITSTM - Hybrid Income Term Security Units - Trademark of Banc of America Securities LLC.

WIRESSM - Warrants and Income Redeemable Equity Securities - Servicemark of Morgan Stanley.

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS	.

Schedule of Securities Sold Short (unaudited)	December 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK
900	21st Century Insurance Group	$12,240
20,165	99 Cents Only Stores*	325,866
1,800	A.G. Edwards, Inc.	77,778
4,320	A.O. Smith Corp.	129,341
2,530	Abgenix, Inc.*	26,160
22,530	Actuant Corp., Class A Shares*	1,174,940
38,010	Adaptec, Inc.*	288,496
35,774	ADC Telecommunications, Inc.*	95,874
7,443	Advanced Medical Optics, Inc.*	306,205
8,050	Affymetrix, Inc.*	294,228
2,300	AFLAC Inc.	91,632
24,700	AGCO Corp.*	540,683
2,600	Agilent Technologies, Inc.*	62,660
1,800	AGL Resources Inc.	59,832
3,175	Air Products and Chemicals, Inc.	184,055
10,510	AirTran Holdings, Inc.*	112,457
3,178	Alaska Air Group, Inc.*	106,431
19,113	Albertson’s, Inc.	456,418
6,635	Alcoa Inc.	208,472
750	Alexander & Baldwin, Inc.	31,815
500	Allegheny Energy, Inc.*	9,855
7,330	Allegheny Technologies, Inc.	158,841
6,600	Allergan, Inc.	535,062
12,130	Alliant Techsystems Inc.*	793,059
1,800	Allied Capital Corp.	46,512
20,325	Allied Waste Industries, Inc.*	188,616
47,800	Allscripts Healthcare Solutions, Inc.*	510,026
3,105	ALLTEL Corp.	182,450
3,400	Altera Corp.*	70,380
2,000	Amazon.com, Inc.*	88,580
8,825	Ameren Corp.	442,485
3,470	American Capital Strategies, Ltd.	115,724
11,830	American Equity Investment Life Holding Co.	127,409
3,400	American Express Co.	191,658
2,490	American International Group, Inc.	163,518
1,580	American Italian Pasta Co., Class A Shares	36,735
4,095	American Standard Cos. Inc.*	169,205
5,800	American Tower Corp., Class A Shares*	106,720
17,493	AmeriCredit Corp.*	427,704
2,585	AMETEK, Inc.	92,207
2,800	Amgen Inc.*	179,620
32,500	AMR Corp.*	355,875
4,025	AmSouth Bancorp.	104,247
2,935	AmSurg Corp.*	86,700
3,010	Amylin Pharmaceuticals, Inc.*	70,314

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS	.

Schedule of Securities Sold Short (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
10,000	ANADIGICS, Inc.*	$37,500
760	Analogic Corp.	34,040
30,810	Andrew Corp.*	419,940
5,950	Anheuser-Busch Cos., Inc.	301,843
1,450	Anixter International Inc.	52,186
5,300	AnnTaylor Stores Corp.*	114,109
2,500	Apartment Investment & Management Co., Class A Shares	96,350
1,392	Apollo Group, Inc., Class A Shares*	112,348
6,180	Applebee’s International, Inc.	163,461
1,060	Applied Industrial Technologies, Inc.	29,044
3,960	Apria Healthcare Group Inc.*	130,482
6,000	Aqua America Inc.	147,540
4,130	Arch Coal, Inc.	146,780
2,400	Arden Realty, Inc.	90,528
4,225	ArvinMeritor, Inc.	94,513
2,400	Assurant, Inc.	73,320
10,770	AutoNation, Inc.*	206,892
600	Avery Dennison Corp.	35,982
1,300	Avid Technology, Inc.*	80,275
3,800	Avocent Corp.*	153,976
19,100	AVX Corp.	240,660
2,440	Aztar Corp.*	85,205
1,000	BancorpSouth, Inc.	24,370
2,100	Bandag, Inc.	104,601
3,600	The Bank of New York Co., Inc.	120,312
500	Barr Pharmaceuticals Inc.*	22,770
5,210	Barrick Gold Corp.	126,186
1,510	BB&T Corp.	63,496
8,900	BEA Systems, Inc.*	78,854
435	The Bear Stearns Cos. Inc.	44,505
12,111	BearingPoint, Inc.*	97,251
545	Beazer Homes USA, Inc.	79,684
10,852	Belden CDT Inc.	251,766
60,397	Bell Microproducts Inc.*	581,019
1,450	Benchmark Electronics, Inc.*	49,445
28,171	Beverly Enterprises, Inc.*	257,765
14,600	Big Lots, Inc.*	177,098
3,600	Biogen Idec Inc.*	239,796
2,285	BioMarin Pharmaceutical Inc.*	14,601
5,400	The BISYS Group, Inc.*	88,830
3,330	BJ Services Co.	154,978
2,530	BorgWarner, Inc.	137,050
1,666	Boston Private Financial Holdings, Inc.	46,931
12,600	Boston Scientific Corp.*	447,930
8,835	Bowater Inc.	388,475

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS	.

Schedule of Securities Sold Short (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
11,965	Boyd Gaming Corp.	$498,342
3,425	Briggs & Stratton Corp.	142,411
2,100	Broadcom Corp., Class A Shares*	67,788
5,400	Brocade Communications Systems, Inc.*	41,256
4,360	Brookline Bancorp, Inc.	71,155
2,705	Brown & Brown, Inc.	117,803
1,400	Brown-Forman Corp., Class B Shares	68,152
3,615	C.H. Robinson Worldwide, Inc.	200,705
2,400	C. R. Bard, Inc.	153,552
2,900	Cabela’s Inc., Class A Shares*	65,946
2,225	Cabot Oil & Gas Corp.	98,456
10,400	Cadence Design Systems, Inc.*	143,624
5,270	Callaway Golf Co.	71,145
6,785	Campbell Soup Co.	202,804
11,120	CapitalSource Inc.*	285,450
8,700	Capitol Federal Financial	313,200
890	Cardinal Health, Inc.	51,754
5,560	Caremark Rx, Inc.*	219,231
1,200	Carlisle Cos. Inc.	77,904
25,285	CarMax, Inc.*	785,099
2,200	Carnival Corp.	126,786
2,300	CarrAmerica Realty Corp.	75,900
3,545	Casual Male Retail Group Inc.*	19,320
3,200	Caterpillar Inc.	312,032
2,800	CB Richard Ellis Group, Inc., Class A Shares*	93,940
2,405	CBRL Group, Inc.	100,649
11,486	Cell Genesys, Inc.*	93,037
1,600	CenterPoint Properties Trust	76,624
2,390	Century Aluminum Co.*	62,761
5,600	CenturyTel, Inc.	198,632
2,200	Certegy Inc.	78,166
15,425	The Charles Schwab Corp.	184,483
2,760	Charlotte Russe Holding Inc.*	27,876
200	CheckFree Corp.*	7,616
23,640	The Cheesecake Factory Inc.*	767,591
23,037	Chesapeake Energy Corp.	380,110
315	The Chicago Mercantile Exchange	72,041
1,900	Chico’s FAS, Inc.*	86,507
1,801	Chiron Corp.*	60,027
3,385	Christopher & Banks Corp.	62,453
56,606	CIBER, Inc.*	545,682
1,670	Cincinnati Financial Corp.	73,914
1,600	Cintas Corp.	70,176
18,776	Citadel Broadcasting Co.*	303,796
25,193	CKE Restaurants, Inc.*	365,550
16,815	CMS Energy Corp.*	175,717

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS	.

Schedule of Securities Sold Short (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
5,300	CNA Financial Corp.*	$141,563
20,028	CNET Networks, Inc.*	224,914
1,300	Coach, Inc.*	73,320
5,300	The Coca-Cola Co.	220,639
3,725	Colgate-Palmolive Co.	190,571
11,260	Comcast Corp., Class A Shares*	374,733
2,535	Comerica Inc.	154,686
6,300	Commonwealth Telephone Enterprises, Inc.*	312,858
36,303	CommScope, Inc.*	686,127
2,000	Computer Associates International, Inc.	62,120
2,304	Comtech Telecommunications Corp.*	86,653
2,542	CONMED Corp.*	72,244
26,000	Conseco, Inc.*	518,700
13,945	CONSOL Energy Inc.	572,442
4,075	Consolidated Edison, Inc.	178,281
7,930	Convergys Corp.*	118,871
3,045	Cost Plus, Inc.*	97,836
665	Costco Wholesale Corp.	32,193
4,870	CP Ships Ltd.	69,884
11,380	Credence Systems Corp.*	104,127
4,700	Crescent Real Estate Equities Co.	85,822
17,500	CSG Systems International, Inc.*	327,250
6,960	CSX Corp.	278,957
24,083	CuraGen Corp.*	172,434
4,170	CVS Corp.	187,942
1,400	Cymer, Inc.*	41,356
1,960	Cytec Industries Inc.	100,783
23,159	Cytyc Corp.*	638,494
1,230	DaimlerChrysler AG	59,102
5,400	Dana Corp.	93,582
2,985	Danaher Corp.	171,369
19,705	Dean Foods Co.*	649,280
5,342	deCODE genetics, Inc.*	41,721
8,500	Delphi Corp.	76,670
1,090	Developers Diversified Realty Corp.	48,363
2,800	DeVry, Inc.*	48,608
3,200	Dex Media, Inc.*	79,872
2,985	Diamond Offshore Drilling, Inc.	119,549
26,074	Dick’s Sporting Goods, Inc.*	916,501
9,690	Diebold, Inc.	540,024
19,600	The DIRECTV Group, Inc.*	328,104
3,025	Dollar General Corp.	62,829
5,520	Dollar Tree Stores, Inc.*	158,314
1,980	Dominion Resources, Inc.	134,125
5,370	Donaldson Co., Inc.	174,955
1,500	Dover Corp.	62,910

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS	.

Schedule of Securities Sold Short (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
1,800	Dow Jones & Co., Inc.	$77,508
5,025	The Dress Barn, Inc.*	88,440
700	Dreyer’s Grand Ice Cream Holdings, Inc.	56,301
2,295	DTE Energy Co.	98,983
4,100	Duke Energy Corp.	103,853
3,825	Duke Realty Corp.	130,585
161,173	Dynegy Inc., Class A Shares*	744,619
2,800	The E.W. Scripps Co., Class A Shares	135,184
1,870	East West Bancorp, Inc.	78,465
24,575	Eastman Kodak Co.	792,544
2,100	Eaton Vance Corp.	109,515
6,545	EchoStar Communications Corp., Class A Shares	217,556
2,670	Ecolab Inc.	93,797
13,500	EDO Corp.	428,625
2,500	Edwards Lifesciences Corp.*	103,150
1,900	El Paso Corp.	19,760
6,275	Electronic Arts Inc.*	387,042
3,295	Eli Lilly and Co.	186,991
1,700	Emulex Corp.*	28,628
700	Enbridge Energy Partners, L.P.	36,099
1,870	EnCana Corp.	106,702
3,115	Endo Pharmaceuticals Holdings Inc.*	65,477
1,350	Energizer Holdings, Inc.*	67,082
13,515	ENSCO International Inc.	428,966
2,200	Enterprise Products Partners L.P.	56,892
1,330	EOG Resources, Inc.	94,909
10,700	Equinix, Inc.*	457,318
1,600	Equitable Resources, Inc.	97,056
3,335	Equity Office Properties Trust	97,115
5,300	Equity Residential	191,754
955	ESCO Technologies Inc.*	73,201
700	Everest Re Group, Ltd.	62,692
5,810	Expeditors International of Washington, Inc.	324,663
21,612	ExpressJet Holdings, Inc.*	278,363
7,315	Exxon Mobil Corp.	374,967
10,700	F.N.B. Corp.	217,852
9,140	Family Dollar Stores, Inc.	285,442
1,425	Fannie Mae	101,474
2,455	Fastenal Co.	151,130
23,470	Federal Signal Corp.	414,480
3,735	Ferro Corp.	86,615
1,930	Fifth Third Bancorp	91,250
2,405	First Horizon National Corp.	103,680
9,242	First Horizon Pharmaceutical Corp.*	211,549
2,335	First Industrial Realty Trust, Inc.	95,105
8,777	First National Bankshares of Florida	209,770

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS	.

Schedule of Securities Sold Short (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
9,000	FirstEnergy Corp.	$355,590
16,800	FirstMerit Corp.	478,632
4,075	Fisher Scientific International Inc.*	254,198
2,670	Fleetwood Enterprises, Inc.*	35,938
57,540	Flextronics International Ltd.*	795,203
2,705	Florida Rock Industries, Inc.	161,029
13,200	Fluor Corp.	719,532
7,565	Foot Locker, Inc.	203,725
81,716	Ford Motor Co.	1,196,322
5,700	Forest City Enterprises, Inc., Class A Shares	328,035
4,050	Forest Oil Corp.*	128,466
1,255	Fox Entertainment Group, Inc., Class A Shares*	39,231
1,255	FPL Group, Inc.	93,811
6,100	Franklin Resources, Inc.	424,865
3,715	Fred’s, Inc.	64,641
28,151	Freeport-McMoRan Copper & Gold, Inc., Class B Shares	1,076,213
4,000	Freescale Semiconductor Inc., Class A Shares*	71,280
3,900	The Gap, Inc.	82,368
36,600	Gateway, Inc.*	219,966
7,729	GenCorp Inc.	143,528
22,490	General Cable Corp.*	311,487
10,080	General Electric Co.	367,920
3,793	General Mills, Inc.	188,550
3,204	General Motors Corp.	128,352
9,367	Genesco Inc.*	291,688
8,355	Gentex Corp.	309,302
5,155	Genuine Parts Co.	227,129
5,387	Getty Images, Inc.*	370,895
1,835	Golden West Financial Corp.	112,706
3,850	Goodrich Corp.	125,664
93,188	The Goodyear Tire & Rubber Co.*	1,366,136
800	Google Inc., Class A Shares*	154,480
3,346	GrafTech International Ltd.*	31,653
6,300	Great Lakes Chemical Corp.	179,487
68,000	Grey Wolf, Inc.*	358,360
17,500	Griffon Corp.*	472,500
6,345	GTECH Holdings Corp.	164,653
1,400	Guidant Corp.	100,940
1,200	H&R Block, Inc.	58,800
4,095	The Hain Celestial Group Inc.*	84,644
10,000	Halliburton Co.	392,400
62,830	Hanover Compressor Co.*	887,788
1,640	Harrah’s Entertainment, Inc.	109,700
3,200	Hawaiian Electric Industries, Inc.	93,280
915	H.J. Heinz Co.	35,676
6,115	HCA, Inc.	244,355

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS	.

Schedule of Securities Sold Short (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
11,275	Health Management Associates, Inc., Class A Shares	$256,168
9,200	Health Net Inc.*	265,604
1,900	Healthcare Realty Trust, Inc.	77,330
1,960	Helen of Troy Ltd.*	65,876
3,290	Helmerich & Payne, Inc.	111,992
10,090	Henry Schein, Inc.*	702,668
4,400	Herman Miller, Inc.	121,572
1,490	Hershey Foods Corp.	82,755
2,500	Hewitt Associates, Inc., Class A Shares*	80,025
15,600	Hilb Rogal and Hobbs Co.	565,344
30,150	Hilton Hotels Corp.	685,611
1,400	HNI Corp.	60,270
13,300	Honeywell International Inc.	470,953
1,800	Hospitality Properties Trust	82,800
5,100	Host Marriott Corp.	88,230
2,700	Hot Topic, Inc.*	46,413
5,700	Hudson City Bancorp, Inc.	209,874
6,710	Human Genome Sciences, Inc.*	80,654
7,715	Hutchinson Technology Inc.*	266,708
3,363	InterActiveCorp*	92,886
3,300	ICOS Corp.*	93,324
2,865	IDEX Corp.	116,033
3,190	Illinois Tool Works Inc.	295,649
2,029	ImClone Systems Inc.*	93,496
3,500	INAMED Corp.*	221,375
5,287	Inco Ltd.*	194,456
13,800	IndyMac Bancorp, Inc.	475,410
3,500	Insight Enterprises, Inc.*	71,820
13,400	Instinet Group Inc.*	80,802
7,070	Integrated Circuit Systems, Inc.*	147,904
12,085	International Paper Co.	507,570
1,900	International Game Technology	65,322
45,775	The Interpublic Group of Cos., Inc.*	613,385
7,139	Invitrogen Corp.*	479,241
2,400	Iron Mountain Inc.*	73,176
1,600	ITT Educational Services, Inc.*	76,080
950	ITT Industries, Inc.	80,228
28,543	IVAX Corp.*	451,550
5,645	The J. M. Smucker Co.	265,710
7,865	Jacobs Engineering Group Inc.*	375,868
10,128	JAKKS Pacific, Inc.*	223,930
8,810	Janus Capital Group Inc.	148,096
1,335	Jarden Corp.*	57,992
1,300	Jefferson-Pilot Corp.	67,548
8,100	JetBlue Airways Corp.*	188,082
4,630	JLG Industries, Inc.	90,887

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS	.

Schedule of Securities Sold Short (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
500	JP Morgan Chase & Co.	$19,505
14,100	Juniper Networks, Inc.*	383,379
25,675	Kansas City Southern*	455,218
240	KB HOME	25,056
8,000	Kellwood Co.	276,000
3,018	Kerr-McGee Corp.	174,410
1,385	KeyCorp	46,951
1,930	Kimberly-Clark Corp.	127,013
2,790	Kinder Morgan, Inc.	204,033
2,004	Kinder Morgan Management, LLC*	81,572
1,000	Kinetic Concepts, Inc.*	76,300
2,260	KLA-Tencor Corp.*	105,271
4,185	Knight Transportation, Inc.*	103,788
1,600	Kohl’s Corp.*	78,672
820	Kos Pharmaceuticals, Inc.*	30,865
1,400	Krispy Kreme Doughnuts, Inc.*	17,640
20,400	The Kroger Co.*	357,816
2,247	Kulicke and Soffa Industries, Inc.*	19,369
9,600	LabOne, Inc.*	307,584
19,175	Lamar Advertising Co., Class A Shares*	820,307
4,585	La-Z-Boy Inc.	70,471
1,600	Leapfrog Enterprises, Inc.*	21,760
2,670	Lear Corp.	162,897
8,000	Lee Enterprises, Inc.	368,640
1,960	Lehman Brothers Holdings Inc.	171,461
2,310	Lennox International Inc.	47,009
2,700	Leucadia National Corp.	187,596
12,200	Liberty Media Corp., Series A Shares*	133,956
1,400	Liberty Media International, Inc., Class A Shares*	64,722
2,650	Lithia Motors, Inc., Class A Shares	71,073
3,205	Louisiana-Pacific Corp.	85,702
4,100	LSI Logic Corp.*	22,468
2,310	The Lubrizol Corp.	85,147
1,300	Magellan Midstream Partners, L.P.	76,271
1,300	Manpower Inc.	62,790
2,535	Manulife Financial Corp.	117,117
300	Markel Corp.*	109,200
1,200	Marriott International, Inc., Class A Shares	75,576
2,300	Marsh & McLennan Cos., Inc.	75,670
2,335	Marshall & Ilsley Corp.	103,207
9,800	Martek Biosciences Corp.*	501,760
700	Martin Marietta Materials, Inc.	37,562
31,481	Massey Energy Co.	1,100,261
2,220	May Department Stores Co.	65,268
4,900	Maytag Corp.	103,390
5,900	MBNA Corp.	166,321

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS	.

Schedule of Securities Sold Short (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
1,000	The McClatchy Co., Class A Shares	$71,810
1,780	McKesson Corp.	55,999
5,260	McMoRan Exploration Co.*	98,362
2,100	Medco Health Solutions, Inc.*	87,360
3,600	Medtronic, Inc.	178,812
2,100	Mellon Financial Corp.	65,331
10,100	The Men’s Wearhouse, Inc.*	322,796
16,655	Mentor Graphics Corp.*	254,655
1,217	Mercantile Bankshares Corp.	63,527
3,180	Merck & Co. Inc.	102,205
5,300	Mercury Interactive Corp.*	241,415
5,895	Mesa Air Group, Inc.*	46,806
2,715	MGIC Investment Corp.	187,091
885	MGM MIRAGE*	64,375
2,700	Microchip Technology Inc.	71,982
6,800	Millennium Pharmaceuticals, Inc.*	82,416
1,300	Minerals Technologies Inc.	86,710
1,900	Modine Manufacturing Co.	64,163
4,330	Molex Inc.	129,900
3,600	MoneyGram International, Inc.	76,104
12,430	Monster Worldwide Inc.*	418,145
1,980	Morgan Stanley	109,930
1,221	MSC.Software Corp.*	12,784
10,855	Mylan Laboratories Inc.	191,916
5,135	National Instruments Corp.	139,929
5,295	National-Oilwell, Inc.*	186,861
2,220	Navigant Consulting, Inc.*	59,052
30,300	Navigant International, Inc.*	368,751
4,000	Navistar International Corp.*	175,920
1,450	NBTY, Inc.*	34,815
1,100	NCI Building Systems, Inc.*	41,250
6,600	Neurocrine Biosciences, Inc.*	325,380
6,650	New York Community Bancorp, Inc.	136,791
1,700	The New York Times Co., Class A Shares	69,360
5,400	NewAlliance Bancshares, Inc.	82,620
3,500	Newell Rubbermaid Inc.	84,665
2,125	Newfield Exploration Co.*	125,481
3,800	Nextel Partners, Inc., Class A Shares*	74,252
10,500	NII Holdings Inc.*	498,225
3,300	NiSource Inc.	75,174
3,125	Noble Corp.*	155,438
3,805	North Fork Bancorp., Inc.	109,774
1,900	Northern Border Partners, L.P.	91,542
1,600	Northern Trust Corp.	77,728
12,800	Northrop Grumman Corp.	695,808
11,200	Novell, Inc.*	75,600

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS	.

Schedule of Securities Sold Short (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
7,800	Novellus Systems, Inc.*	$217,542
1,440	NPS Pharmaceuticals, Inc.*	26,323
2,800	NRG Energy, Inc.*	100,940
3,307	NTL Inc.*	241,279
3,000	NVIDIA Corp.*	70,680
3,205	OfficeMax Inc.	100,573
3,000	Old National Bancorp	77,580
4,296	OMI Corp.	72,388
18,000	Omnicare, Inc.	623,160
13,243	ON Semiconductor Corp.*	60,123
22,500	Openwave Systems Inc.*	347,850
4,820	Option Care, Inc.	82,856
2,890	O’Reilly Automotive, Inc.*	130,194
1,435	Oshkosh Truck Corp.	98,125
4,330	Outback Steakhouse, Inc.	198,227
2,700	PacifiCare Health Systems, Inc.*	152,604
6,775	Packaging Corp. of America	159,551
1,960	Pactiv Corp.*	49,568
9,160	Pall Corp.	265,182
2,830	Panera Bread Co., Class A Shares*	114,106
4,005	Par Pharmaceutical Cos. Inc.*	165,727
13,700	Patina Oil & Gas Corp.	513,750
2,900	Patterson Cos. Inc.*	125,831
6,500	Patterson-UTI Energy, Inc.	126,425
1,900	Paychex, Inc.	64,752
5,700	Peabody Energy Corp.	461,187
715	Pentair, Inc.	31,145
11,700	People’s Bank	455,013
1,100	Peoples Energy Corp.	48,345
3,185	Pepco Holdings, Inc.	67,904
3,700	PepsiCo, Inc.	193,140
4,935	Performance Food Group Co.*	132,801
3,500	PETCO Animal Supplies, Inc.*	138,180
2,935	Petroleo Brasileiro S.A., ADR	116,754
2,405	PETsMART, Inc.	85,450
4,940	Pharmaceutical Product Development, Inc.*	203,973
6,500	Pier 1 Imports, Inc.	128,050
1,105	Pioneer Natural Resources Co.	38,786
8,700	Plains Exploration & Production Co.*	226,200
7,200	PMC-Sierra, Inc.	81,000
2,805	The PMI Group, Inc.	117,109
4,895	Polo Ralph Lauren Corp.	208,527
13,700	Power-One, Inc.*	122,204
19,514	Powerwave Technologies, Inc.*	165,479
1,400	Praxair, Inc.	61,810
1,935	Precision Castparts Corp.	127,091

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS	.

Schedule of Securities Sold Short (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
1,400	Principal Financial Group, Inc.	$57,316
3,735	Priority Healthcare Corp., Class B Shares*	81,311
1,960	PrivateBancorp, Inc.	63,171
30,150	Protein Design Labs, Inc.*	622,899
6,682	Providian Financial Corp.*	110,053
2,500	Prudential Financial, Inc.	137,400
31,055	PSS World Medical, Inc.*	388,653
1,400	Public Storage, Inc.	78,050
1,110	Pulte Homes, Inc.	70,818
12,648	QLT Inc.*	203,380
22,738	Quanta Services, Inc.*	181,904
40,713	Quantum Corp.*	106,668
15,085	R. R. Donnelley & Sons Co.	532,350
1,400	Radian Group Inc.	74,536
22,050	RadiSys Corp.*	431,078
23,200	Rambus Inc.*	533,600
2,735	RARE Hospitality International, Inc.*	87,137
2,400	Reckson Associates Realty Corp.	78,744
6,237	Red Hat, Inc.*	83,264
3,315	Reebok International Ltd.	145,860
20,752	Reliant Energy Inc.*	283,265
3,870	Repsol YPF, S.A., Sponsored ADR	101,007
2,600	Robert Half International Inc.	76,518
2,585	Rockwell Collins, Inc.	101,952
7,550	Roper Industries, Inc.	458,813
28,940	Ross Stores, Inc.	835,498
3,500	Rowan Cos., Inc.*	90,650
1,395	Royal Caribbean Cruises Ltd.	75,944
22,100	Safeway Inc.*	436,254
5,400	Saks Inc.	78,354
1,375	Sanderson Farms, Inc.	59,510
9,300	Sanmina-SCI Corp.*	78,771
60,665	Schering-Plough Corp.	1,266,685
7,385	Seagate Technology	127,539
1,600	Sealed Air Corp.*	85,232
9,800	Sears, Roebuck and Co.	500,094
2,400	SEI Investments Co.	100,632
1,792	Selective Insurance Group, Inc.	79,278
6,565	Semtech Corp.*	143,577
4,825	Sensient Technologies Corp.	115,752
8,926	SERENA Software, Inc.*	193,159
5,046	Serologicals Corp.*	111,618
5,010	SFBC International, Inc.*	197,895
2,310	Shell Transport & Trading Co. PLC, Sponsored ADR	118,734
17,950	Shuffle Master, Inc.*	845,445
1,900	Shurgard Storage Centers, Inc., Class A Shares	83,619

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS	.

Schedule of Securities Sold Short (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
9,500	Siebel Systems, Inc.*	$99,750
915	Siemens AG, Sponsored ADR	77,473
1,780	Silicon Laboratories Inc.*	62,852
111	Sinclair Broadcast Group, Inc., Class A Shares	1,022
20,130	Six Flags, Inc.*	108,098
57,400	Skyworks Solutions, Inc.*	541,282
5,070	SLM Corp.	270,687
35,935	Smurfit-Stone Container Corp.*	671,266
2,200	Snap-on Inc.	75,592
11,500	Solectron Corp.*	61,295
3,385	Sonic Automotive, Inc.	83,948
3,050	The South Financial Group, Inc.	99,217
2,800	The Southern Co.	93,856
5,825	Southwest Airlines Co.	94,831
4,500	SpectraSite, Inc.*	260,550
7,060	Sprint Corp.	175,441
3,000	The St. Joe Co.	192,600
1,000	Starbucks Corp.*	62,360
1,400	Starwood Hotels & Resorts Worldwide, Inc.	81,760
1,600	State Street Corp.	78,592
8,400	Station Casinos, Inc.	459,312
1,560	Steel Dynamics, Inc.	59,093
28,700	Steelcase Inc., Class A Shares	397,208
5,300	Stericycle, Inc.*	243,535
2,800	Stone Energy Corp.*	126,252
700	Strayer Education, Inc.	76,853
4,550	Superior Industries International, Inc.	132,178
1,450	Swift Transportation Co., Inc.*	31,146
12,545	Symbol Technologies, Inc.	217,028
4,000	Synopsys, Inc.*	78,480
3,570	Synovus Financial Corp.	102,031
7,485	Sysco Corp.	285,702
2,000	T. Rowe Price Group Inc.	124,400
4,760	Take-Two Interactive Software, Inc.*	165,600
1,200	The Talbots, Inc.	32,676
5,535	Target Corp.	287,433
3,445	Taro Pharmaceutical Industries Ltd.*	117,233
3,430	TCF Financial Corp.	110,240
5,400	TECO Energy, Inc.	82,836
3,500	Tekelec*	71,540
1,560	Teleflex Inc.	81,026
205	Telephone and Data Systems, Inc.	15,775
8,900	Tellabs, Inc.*	76,451
22,915	Tenet Healthcare Corp.*	251,607
21,590	Terra Industries Inc.*	191,719
2,690	Tetra Tech, Inc.*	45,031

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS	.

Schedule of Securities Sold Short (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
1,400	Thor Industries, Inc.	$51,870
26,816	Thoratec Corp.*	279,423
5,325	Tidewater Inc.	189,623
12,785	Tiffany & Co.	408,736
2,670	The TJX Cos., Inc.	67,097
2,500	Tootsie Roll Industries, Inc.	86,575
1,300	Torchmark Corp.	74,282
1,300	Transatlantic Holdings, Inc.	80,379
880	Trex Co., Inc.*	46,147
2,780	Triad Hospitals, Inc.*	103,444
20,815	Trinity Industries, Inc.	709,375
2,770	Tuesday Morning Corp.*	84,845
2,490	Tupperware Corp.	51,593
4,144	Tyco International Ltd.	148,107
1,425	UBS AG	119,472
100	Union Pacific Corp.	6,725
2,655	Unit Corp.*	101,448
8,195	United Dominion Realty Trust, Inc.	203,236
2,500	United Parcel Service, Inc., Class B Shares	213,650
1,060	United Rentals, Inc.*	20,034
10,600	United States Cellular Corp.*	474,456
2,715	Universal Health Services, Inc., Class B Shares	120,817
1,545	UNOVA, Inc.*	39,073
39,930	UnumProvident Corp.	716,344
2,415	UTStarcom, Inc.*	53,492
28,150	Valeant Pharmaceuticals International	741,752
1,500	The Valspar Corp.	75,015
5,300	VCA Antech, Inc.*	103,880
2,300	Vectren Corp.	61,640
5,300	Viacom Inc., Class B Shares	192,867
10,820	Vishay Intertechnology, Inc.*	162,516
3,870	VistaCare, Inc., Class A Shares*	64,358
40,996	Vitesse Semiconductor Corp.*	144,716
1,960	Vornado Realty Trust	149,215
1,870	Wachovia Corp.	98,362
4,600	Walgreen Co.	176,502
3,470	The Walt Disney Co.	96,466
18,325	Walter Industries, Inc.	618,102
2,535	Washington Federal, Inc.	67,279
8,637	Watson Pharmaceuticals, Inc.*	283,380
8,677	WCI Communities, Inc.*	255,104
10,600	WebMD Corp.*	86,496
400	Weight Watchers International, Inc.*	16,428
200	Wesco Financial Corp.	78,600
1,605	West Marine, Inc.*	39,724
1,400	Western Gas Resources, Inc.	40,950

See Notes to Schedule of Investments.

MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS	.

Schedule of Securities Sold Short (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
1,435	Whole Foods Market, Inc.	$136,827
18,129	The Williams Cos., Inc.	295,321
2,293	Wilson Greatbatch Technologies, Inc.*	51,409
3,400	Wisconsin Energy Corp.	114,614
7,200	Wm. Wrigley Jr. Co.	498,168
2,960	WMS Industries Inc.*	99,278
6,450	Worthington Industries, Inc.	126,291
1,600	WPS Resources Corp.	79,936
1,500	Wynn Resorts, Ltd.*	100,380
3,300	Xcel Energy, Inc.	60,060
2,605	Xilinx, Inc.	77,238
2,225	XL Capital Ltd., Class A Shares	172,771
2,700	XTO Energy, Inc.	95,526
12,090	York International Corp.	417,589

	TOTAL COMMON STOCK
	(Proceeds — $104,977,628)	117,005,932

FACE AMOUNT
CORPORATE NOTES
$250,000	Eastman Kodak Co., Notes, 3.625% due 5/15/08 (Proceeds — $237,487)	243,843

	TOTAL OPEN SHORT SALES
	(Proceeds — $105,215,115)	$117,249,775

*	Non-income producing security.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Multi-Strategy Market Neutral Investments (“Fund”), a separate diversified investment fund of Consulting Group Capital Markets Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing prices in the primary exchange on which they are traded. Securities traded in the over-the-counter market, listed securities for which no sales prices were reported and fixed income securities are valued at the mean between the closing bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(d) Option Contracts. When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally

Notes to Schedule of Investments (unaudited) (continued)

received. When a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchased upon exercise of the option. The Fund enters into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases.

(e) Short Sales of Securities. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

Note 2. Investments

At December 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,368,043
Gross unrealized depreciation	(1,284,919)

Net unrealized appreciation	$15,083,124

During the nine months ended December 31, 2004, the following written option transactions occurred:

	Number of Contracts	Premiums
Options written, outstanding at March 31, 2004	41	$19,967
Options closed	(41)	(19,967)

Options written, outstanding at December 31, 2004	—	$0

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	February 25, 2005

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date	February 25, 2005